Segment and Geographic Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT AND GEOGRAPHIC INFORMATION

We conduct our financing operations directly and indirectly through our subsidiaries and affiliates. We offer substantially similar products and services throughout many different regions, subject to local legal restrictions and market conditions. In our consolidated financial statements, we have three reportable segments based on geographic regions: the United States and Canada, Europe, and All Other. Our All Other segment includes China, India, Mexico, Brazil, Argentina, and South Africa. Items excluded in assessing segment performance because they are managed at the corporate level, including market valuation adjustments to derivatives and exchange-rate fluctuations on foreign currency-denominated transactions, are reflected in Unallocated Other.

We review our business performance by segment on a managed basis. Receivables are presented on a managed basis, as it closely approximates the customer’s outstanding balance on the receivables, which is the basis for earning revenue. Our managed receivables equal net finance receivables, net investment in operating leases, and held-for-sale receivables, excluding unearned interest supplements and residual support, allowance for credit losses, and other (primarily accumulated supplemental depreciation).

We measure the performance of our segments primarily on an income before income taxes basis, after excluding market valuation adjustments to derivatives and exchange-rate fluctuations on foreign currency-denominated transactions, which are reflected in Unallocated Other. These adjustments are excluded when assessing our segment performance because they are carried out at the corporate level. We also adjust segment performance to reallocate interest expense among the segments reflecting debt and equity levels proportionate to their product risk.

NOTE 16. SEGMENT AND GEOGRAPHIC INFORMATION (Continued)

Key operating data for our business segments for the years ended or at December 31 was as follows (in millions):

	United States and Canada	Europe	All Other	Total Segments	Unallocated Other (a)	Total
2017
Total revenue	$9,571	$981	$825	$11,377	$—	$11,377
Income before income taxes	1,694	320	195	2,209	101	2,310
Other disclosures:
Depreciation on vehicles subject to operating leases	4,209	45	—	4,254	—	4,254
Interest expense	2,483	257	435	3,175	—	3,175
Provision for credit losses	397	28	44	469	—	469
Net finance receivables and net investment in operating leases	116,496	24,957	9,048	150,501	(7,837)	142,664
Total assets	122,095	28,204	10,144	160,443	—	160,443

2018
Total revenue	$10,358	$1,160	$864	$12,382	$—	$12,382
Income before income taxes	2,132	382	187	2,701	(74)	2,627
Other disclosures:
Depreciation on vehicles subject to operating leases	3,934	39	—	3,973	—	3,973
Interest expense	3,183	283	470	3,936	(6)	3,930
Provision for credit losses	361	20	45	426	—	426
Net finance receivables and net investment in operating leases	121,712	26,028	7,136	154,876	(8,613)	146,263
Total assets	126,354	27,804	8,051	162,209	—	162,209

2019
Total revenue	$10,795	$1,183	$645	$12,623	$—	$12,623
Income before income taxes	2,365	352	143	2,860	138	2,998
Other disclosures:
Depreciation on vehicles subject to operating leases	3,592	43	—	3,635	—	3,635
Interest expense	3,685	340	346	4,371	18	4,389
Provision for credit losses	260	25	11	296	—	296
Net finance receivables and net investment in operating leases (b)	119,498	25,630	5,062	150,190	(8,214)	141,976
Total assets	125,647	30,050	5,729	161,426	—	161,426
__________

(a)
Finance receivables, net and Net investment in operating leases include unearned interest supplements and residual support, allowance for credit losses, and other (primarily accumulated supplemental depreciation).

(b)	Excludes held-for-sale receivables.
NOTE 16. SEGMENT AND GEOGRAPHIC INFORMATION (Continued)

Geographic Information

Key data, split geographically into the United States (which is our country of domicile), Canada, and Rest of world, for the years ended or at December 31 were as follows (in millions):

	2017	2018	2019
Total revenue
United States	$8,378	$9,043	$9,472
Canada	1,193	1,315	1,323
Rest of world	1,806	2,024	1,828
Total revenue	$11,377	$12,382	$12,623

Net property and net investment in operating leases
United States	$23,162	$24,057	$24,123
Canada	3,302	3,155	3,328
Rest of world	374	429	420
Net property and net investment in operating leases	$26,838	$27,641	$27,871